Financial instruments at amortized cost (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Instruments At Amortized Cost [Abstract]
Disclosure Of Non Current Financial Instruments At Amortized Cost Explanatory

	12/31/2024	12/31/2023
Certificate of deposit	3,232	—
Guarantee deposits	3,759	—

	6,991	—